UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Cadian Capital Management, LLC

Address:    535 Madison Ave.
            36th Floor
            New York, New York 10022

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Graham Quigley
Title:      Chief Financial Officer
Phone:      (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $2,800,657
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number        Name

1.       028-12841                   Cadian Fund LP

2.       028-12845                   Cadian Offshore Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Cadian Capital Management, LLC
                                                           June 30, 2012

COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5        COL 6    COL 7           COLUMN 8

                              TITLE OF                    VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS    SOLE       SHARED    NONE
ALTERA CORP                   COM            021441100   66,611     1,968,400 SH         DEFINED   1,2     1,968,400
AMDOCS LTD                    ORD            G02602103   35,218     1,185,000 SH         DEFINED   1,2     1,185,000
AMKOR TECHNOLOGY INC          COM            031652100   39,717     8,138,662 SH         DEFINED   1,2     8,138,662
AUTODESK INC                  COM            052769106   76,780     2,194,340 SH         DEFINED   1,2     2,194,340
CAREFUSION CORP               COM            14170T101   95,167     3,705,894 SH         DEFINED   1,2     3,705,894
CAVIUM INC                    COM            14964U108   48,309     1,725,337 SH         DEFINED   1,2     1,725,337
COMSCORE INC                  COM            20564W105   41,924     2,547,026 SH         DEFINED   1,2     2,547,026
COMVERSE TECHNOLOGY INC       COM PAR $0.10  205862402   24,401     4,196,158 SH         DEFINED   1,2     4,196,158
EASTMAN CHEM CO               COM            277432100   82,410     1,636,100 SH         DEFINED   1,2     1,636,100
ENVIVIO INC                   COM            29413T106      160        25,000 SH         DEFINED   1,2        25,000
EXPRESS SCRIPTS HLDG CO       COM            30219G108  182,097     3,261,634 SH         DEFINED   1,2     3,261,634
FUSION-IO INC                 COM            36112J107    5,118       245,000 SH         DEFINED   1,2       245,000
GENERAL CABLE CORP DEL NEW    COM            369300108  126,976     4,895,000 SH         DEFINED   1,2     4,895,000
INFOBLOX INC                  COM            45672H104    5,088       221,887 SH         DEFINED   1,2       221,887
INVENSENSE INC                COM            46123D205    6,808       602,500 SH         DEFINED   1,2       602,500
KEMET CORP                    COM NEW        488360207   26,651     4,434,500 SH         DEFINED   1,2     4,434,500
LATTICE SEMICONDUCTOR CORP    COM            518415104   39,750    10,600,000 SH         DEFINED   1,2    10,600,000
LIFE TECHNOLOGIES CORP        COM            53217V109  110,969     2,466,534 SH         DEFINED   1,2     2,466,534
LTX-CREDENCE CORP             COM NEW        502403207   11,087     1,654,811 SH         DEFINED   1,2     1,654,811
NATIONAL CINEMEDIA INC        COM            635309107    4,551       300,000 SH         DEFINED   1,2       300,000
NCR CORP NEW                  COM            62886E108  183,841     8,088,036 SH         DEFINED   1,2     8,088,036
NCR CORP NEW                  COM            62886E108   15,911       700,000    CALL    DEFINED   1,2       700,000
NETAPP INC                    COM            64110D104  168,554     5,297,110 SH         DEFINED   1,2     5,297,110
NETSCOUT SYS INC              COM            64115T104   25,187     1,166,585 SH         DEFINED   1,2     1,166,585
NICE SYS LTD                  SPONSORED ADR  653656108   84,262     2,302,231 SH         DEFINED   1,2     2,302,231
NXP SEMICONDUCTORS N V        COM            N6596X109   81,976     3,528,871 SH         DEFINED   1,2     3,528,871
ON SEMICONDUCTOR CORP         COM            682189105  107,436    15,131,901 SH         DEFINED   1,2    15,131,901
ON SEMICONDUCTOR CORP         COM            682189105   12,780     1,800,000    CALL    DEFINED   1,2     1,800,000
ON SEMICONDUCTOR CORP         COM            682189105    3,550       500,000    CALL    DEFINED   1,2       500,000
ORACLE CORP                   COM            68389X105   16,335       550,000 SH         DEFINED   1,2       550,000
PMC-SIERRA INC                COM            69344F106  139,617    22,738,900 SH         DEFINED   1,2    22,738,900
RADWARE LTD                   ORD            M81873107   23,629       617,115 SH         DEFINED   1,2       617,115
ROCK-TENN CO                  CL A           772739207   40,640       745,000 SH         DEFINED   1,2       745,000
ROCKWOOD HLDGS INC            COM            774415103   26,610       600,000 SH         DEFINED   1,2       600,000
RPX CORP                      COM            74972G103   21,053     1,467,105 SH         DEFINED   1,2     1,467,105
SHUTTERFLY INC                COM            82568P304   22,557       735,000 SH         DEFINED   1,2       735,000
SODASTREAM INTERNATIONAL LTD  USD SHS        M9068E105   47,554     1,160,700 SH         DEFINED   1,2     1,160,700
SOLUTIA INC                   COM NEW        834376501  170,704     6,085,704 SH         DEFINED   1,2     6,085,704
STANDARD MICROSYSTEMS CORP    COM            853626109    1,388        37,620 SH         DEFINED   1,2        37,620
STEC INC                      COM            784774101    8,179     1,048,566 SH         DEFINED   1,2     1,048,566
TESLA MTRS INC                COM            88160R101   34,866     1,114,279 SH         DEFINED   1,2     1,114,279
TESLA MTRS INC                COM            88160R101   34,419     1,100,000    PUT     DEFINED   1,2     1,100,000
TESLA MTRS INC                COM            88160R101   17,210       550,000    PUT     DEFINED   1,2       550,000
TESLA MTRS INC                COM            88160R101   12,203       390,000    PUT     DEFINED   1,2       390,000
TESLA MTRS INC                COM            88160R101    3,129       100,000    PUT     DEFINED   1,2       100,000
THORATEC CORP                 COM NEW        885175307  168,665     5,022,775 SH         DEFINED   1,2     5,022,775
TOLL BROTHERS INC             COM            889478103   19,325       650,000 SH         DEFINED   1,2       650,000
UNISYS CORP                   COM NEW        909214306   13,026       666,278 SH         DEFINED   1,2       666,278
UNIVERSAL DISPLAY CORP        COM            91347P105   29,320       815,793 SH         DEFINED   1,2       815,793
VERINT SYS INC                COM            92343X100  114,569     3,882,377 SH         DEFINED   1,2     3,882,377
WATSCO INC                    COM            942622200   45,350       614,500 SH         DEFINED   1,2       614,500
WESTLAKE CHEM CORP            COM            960413102   18,291       350,000    PUT     DEFINED   1,2       350,000
YAHOO INC                     COM            984332106   58,729     3,710,000 SH         DEFINED   1,2     3,710,000





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